Associates and Joint Ventures - Disclosure of Breakdown of Balances and Transactions Related to Associates and Joint Ventures Recognized (Details) - EUR (€) € in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023
Disclosure of joint ventures [line items]
Receivables and other assets from associates and joint ventures		€ 139			€ 151
Payables and other liabilities to associates and joint ventures		122			€ 93
Revenue from operations with associates and joint ventures		40,652	€ 39,993	€ 39,277
Associates and Joint Ventures
Disclosure of joint ventures [line items]
Receivables and other assets from associates and joint ventures		184	151
Payables and other liabilities to associates and joint ventures		151	94
Revenue from operations with associates and joint ventures		696	460	328
Expenses from operations with associates and joint ventures		415	315	€ 122
Associates and Joint Ventures | VMO2
Disclosure of joint ventures [line items]
Receivables and other assets from associates and joint ventures		66	40
Payables and other liabilities to associates and joint ventures		34	5
Revenue from operations with associates and joint ventures	€ 103	134	130
Expenses from operations with associates and joint ventures	€ 29	€ 63	€ 63